Line of credit, short term loan and notes payable (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Line of credit, short term loan and notes payable [Abstract]
Line of credit, short term loan and notes payable
Note 10 - Line of credit, short term loan and notes payable

The components of the Company’s debt consist of the following:

	March 31, 2020			December 31, 2019
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Short term loan, net	$17,023	(1)	12/19/2020	$16,061	(1)	12/19/2020
Line of credit, net	5,366	(1)	12/19/2020	4,819	(1)	12/19/2020

November 2019 notes payable, net (November 2019 Notes)	2,839	10%	11/4/2021	2,769	10%	11/4/2021
December 2019 senior notes payable, net (Seller Notes)	9,494	10%	6/30/2023	9,191	10%	6/30/2023
December 2019 junior notes payable, net (Seller Notes)	4,565	10%	6/30/2023	4,410	10%	6/30/2023
ABG Notes	661	10%	6/30/2023	-	-	-
Total debt	$39,948			$37,250

(1)	Interest at Bank of Montreal Prime plus 8.05%

Short term loan and line of credit

On the Halo Acquisition Date, the Company entered into a Loan Facilities Agreement (the “Facilities Agreement”) by and among the Company, as the borrower, the several lenders from time to time parties thereto (collectively, the “Lenders”) and a private debt lender, as agent (the “Agent”). The Facilities Agreement provides for (i) a term loan facility of $20.5 million and (ii) a revolving demand loan facility not to exceed $7.5 million.

As of March 31, 2020 and December 31, 2019, the term loan outstanding was $20.5 million net of debt issuance costs and discounts of $3.5 million and $4.4 million, respectively, and the line of credit outstanding was $5.5 million and $5.0 million, respectively, net of debt issuance costs of $0.1 million and $0.2 million, respectively.  The debt issuance costs and discounts are amortized using the effective interest method.  The term loan and line of credit are scheduled to mature on December 19, 2020 or such earlier date on which a demand is made by the Agent or any Lender.

Certain directors and shareholders of the Company (“Shareholder Guarantors”) agreed to enter into a Continuing Guaranty (the “Shareholder Guaranties”) in the amount of $20.0 million and guarantee the Company’s obligations under the agreement.  As consideration for the Shareholder Guaranties, the Company agreed to issue common stock purchase warrants to the Shareholder Guarantors in an amount equal to 0.325 warrants for each dollar of debt under the agreement guaranteed by such Shareholder Guarantors (the “Guarantor Warrants”). The Guarantor Warrants are exercisable any time from the date of issuance for up to 24 months from the date of the consummation of an IPO (as defined therein) at an exercise price $1.82 per share. The Guarantor Warrants have a fair value of $4.2 million on the date of issuance.

As of March 31, 2020 and December 31, 2019, the Company was in compliance with its debt covenants.

Notes payable

On November 4, 2019, the Company issued $2.8 million of subordinated convertible notes (the “November 2019 Notes”) which carry a 10% interest and mature on November 4, 2021.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  Payment in kind (“PIK”) interest is payable by increasing the aggregate principal amount of the November 2019 Notes.  The November 2019 Notes are exercisable any time from the date of issuance and carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price. The IPO Price is the price at which the Company’s stock will be sold at a future IPO.  The Company issued incremental warrants associated with the November 2019 Notes with a fair value of less than $0.1 million.

The November 2019 Notes were amended on January 6, 2020. The amendment incorporates only the preferable terms of the Seller Notes as noted below, and all other terms and provisions of the November 2019 Note remains in full force and effect. Pursuant to the amended November 2019 Notes, PIK interest shall be payable by increasing the aggregate principal amount of the November 2019 Notes. As amended, for so long as any event of default (as defined in the November 2019 Note) exists, interest shall accrue on the November 2019 Note principal at the default interest rate of 12.0% per annum, and such accrued interest shall be immediately due and payable.

As of March 31, 2020 and December 31, 2019, the aggregate amount of November 2019 Notes outstanding was $2.8 million, respectively, net of discounts of less than $0.1 million, respectively. The discounts are amortized over the life of the November 2019 Notes using the effective interest method.

On December 19, 2019, the Company issued $10.0 million and $5.0 million in senior subordinated convertible notes (the “Senior Seller Notes”) and junior subordinated convertible notes (the “Junior Seller Notes”), jointly the “Seller Notes” to the sellers of Halo.  The Seller Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023.  Interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  PIK interest is payable by increasing the aggregate principal amount of the Seller Notes.  The Seller Notes carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.  As of March 31, 2020, the Senior Seller Notes outstanding was $9.5 million, net of discounts of $0.8 million, and the Junior Seller Notes outstanding were  $4.6 million, net of discounts of $0.5 million.  As of December 31, 2019, the Senior Seller Notes outstanding was $9.2 million, net of discounts of $0.9 million, and the Junior Seller Notes outstanding were $4.4 million, net of discounts of $0.5 million.  The discounts are being amortized over the life of the Seller Notes using the effective interest method.

On January 13, 2020, the Company issued $0.6 million in senior subordinated convertible notes to ABG.  The ABG Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  PIK interest is payable by increasing the aggregate principal amount of the ABG Notes.  The ABG Notes carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.  As of March 31, 2020, the ABG Notes outstanding was $0.7 million, including a debt premium of less than $0.1 million. The debt premium is being amortized over the life of the ABG Notes using the effective interest method.

The fair values of the November 2019, Senior Seller Notes and Junior Seller Notes and ABG Notes are based on observable inputs, including quoted market prices (Level 2).  The fair values of the November 2019, Senior Seller Notes and Junior Seller Notes and ABG Notes were approximately $2.8 million, $9.5 million $4.6 million and $0.7 million, respectively, as of March 31, 2020. The remaining borrowings outstanding have a carrying value that approximates fair value due to their short term nature.

As of March 31, 2020 and December 31, 2019, the Company was in compliance with all covenant requirements and there were no events of default. All notes payable are subordinated to the short term loan and line of credit.

Interest expense of approximately $2.3 million was recorded in the condensed consolidated statements of operations and comprehensive loss related to the line of credit, November 2019 and Seller Notes, and other indebtedness for the three months ended March 31, 2020.  Interest expense of less than $0.1 million was recorded in the consolidated statements of operations and comprehensive loss related to the line of credit, and other indebtedness for the three months ended March 31, 2019.

Note 10 - Line of credit, short term loan and notes payable

The components of the Company’s debt consist of the following:

	December 31, 2019			December 31, 2018
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Note payable (due to related parties)	$-			$1,600	26.6%	May 6, 2019
Short term loan, net	16,061	(2)	December 19, 2020
Lines of credit, net	4,819	(2)	December 19, 2020	4,600	(1)	May 6, 2019

November 2019 notes payable, net (November 2019 Notes)	2,769	10.0%	November 4, 2021
December 2019 senior notes payable, net (Seller Notes)	9,191	10.0%	June 30, 2023	-
December 2019 junior notes payable, net (Seller Notes)	4,410	10.0%	June 30, 2023
Total debt	37,250			6,200

(1)	Interest at LIBOR plus 3%

(2)	Interest at Bank of Montreal Prime plus 8.05%

TruPet line of credit, due to related parties and revolving line of credit

In May 2017, TruPet along with the majority owners serving as co-borrowers entered into a line of credit providing for up to $2.0 million of borrowings secured by the personal assets of the two majority owners. Through various amendments, the maximum borrowings under the credit facility increased to $4.6 million as of December 31, 2018, with a maturity of May 2019. Borrowings bore interest at LIBOR plus 3% and were repaid on May 6, 2019. At December 31, 2018, outstanding borrowings were $4.6 million.

The line of credit was secured by personal assets of the co-borrowers, as noted above. Covenants under the line of credit required TruPet to be within certain restrictions. As of December 31, 2018, TruPet was in compliance with its covenants.

At December 31, 2018, due to related party consisted of a $1.6 million unsecured note payable to a director of TruPet bearing 26.6% interest with principal and interest due within 30 days after change of control, as described below.  On May 6, 2019, this loan was repaid. There was no accrued interest recorded at either December 31, 2018 or December 31, 2019.

On May 6, 2019, Better Choice Company refinanced the $4.6 million credit facility and the $1.6 million note payable to a director with a $6.2 million revolving line of credit with a financial institution. The $6.2 million revolving line of credit was secured by restricted cash held in a money market account. In connection with the consummation of the Halo Acquisition, the Company terminated the $6.2 million revolving line of credit. Early termination of the revolving line of credit did not trigger any premiums or penalties, other than customary breakage costs.

Short term loan and line of credit

On the Halo Acquisition Date, the Company entered into a Loan Facilities Agreement (the “Facilities Agreement”) by and among the Company, as the borrower, the several lenders from time to time parties thereto (collectively, the “Lenders”) and a private debt lender, as agent (the “Agent”). The Facilities Agreement provides for (i) a term loan facility of $20.5 million and (ii) a revolving demand loan facility not to exceed $7.5 million.  The Company borrowed $20.5 million on the short term loan and $5.0 million on the line of credit on December 19, 2019. The principal remains outstanding as of December 31, 2019.

The short-term loan and line of credit were issued with customary affirmative and negative covenants relating to the incurrence of debt, liens, declaring or paying dividends, purchasing our redeeming our common stock, the making of restricted payments and asset sales and certain other fundamental changes and events of default such as maintaining timely payments, filing tax and regulatory documents in a timely manner, continuing the existing business with control over existing assets, default on senior debt, and voluntary or involuntary bankruptcy or insolvency proceedings. The Facilities Agreement is secured by substantially all assets of the Company and the subsidiary guarantors (who include Halo, TruPet and Bona Vida).

As of December 31, 2019, the term loan outstanding was $20.5 million, net of debt issuance costs and discounts of $4.4 million, and the line of credit outstanding was $5.0 million, net of debt issuance costs of $0.2 million.  The debt issuance costs and discounts are amortized using the effective interest method.  The term loan and line of credit are scheduled to mature on December 19, 2020 or such earlier date on which a demand is made by the Agent or any Lender.

The Company used the proceeds of the short term loan to complete the Halo Acquisition and to pay transaction fees and expenses.  The Company intends to use the proceeds of the line of credit for working capital and general corporate purposes.

To induce the Agent to enter into the agreement, certain directors and shareholders of the Company (“Shareholder Guarantors”) agreed to enter into a Continuing Guaranty (the “Shareholder Guaranties”) in the amount of $20.0 million and guarantee the Company’s obligations under the agreement.  As consideration for the Shareholder Guaranties, the Company agreed to issue common stock purchase warrants to the Shareholder Guarantors in an amount equal to 0.325 warrants for each dollar of debt under the agreement guaranteed by such Shareholder Guarantors (the “Guarantor Warrants”). The Guarantor Warrants are exercisable any time from the date of issuance for up to 24 months from the date of the consummation of an IPO (as defined therein) at an exercise price $1.82 per share. The Guarantor Warrants have a fair value of $4.2 million on the date of issuance.

As of December 31, 2019, the Company was in compliance with its debt covenants.

Notes Payable

On November 4, 2019, the Company issued $2.8 million of subordinated convertible notes (the “November 2019 Notes”) which carry a 10% interest and mature on November 4, 2021.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  Interest is payable by increasing the aggregate principal amount of the November 2019 Notes.  The November 2019 Notes are exercisable any time from the date of issuance and carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.  The IPO Price is the price at which the Company’s stock will be sold at a future IPO.  The Company issued incremental warrants associated with the November 2019 Notes with a fair value of less than $0.1 million. The November 2019 Note was amended on January 6, 2020, see “Note 22-Subsequent events.”  As of December 31, 2019, the November 2019 Notes outstanding was $2.8 million, net of discounts of less than $0.1 million. The discounts are amortized over the life of the November 2019 Notes using the effective interest method.

On December 19, 2019, the Company issued $10.0 million and $5.0 million in senior subordinated convertible notes (the “Senior Seller Notes”) and junior subordinated convertible notes (the “Junior Seller Notes” and, together with the Senior Seller Notes, the “Seller Notes”) to the sellers of Halo.  The Seller Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  Interest is payable by increasing the aggregate principal amount of the Seller Notes.  The Seller Notes carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.  As of December 31, 2019, the Senior Seller Notes outstanding was $9.2 million, net of discounts of $0.9 million, and the Junior Seller Notes outstanding were  $4.4 million, net of discounts of $0.5 million.  The discounts are being amortized over the life of the Seller Notes using the effective interest method.

The fair values of the November 2019, Senior and Junior Seller Notes are based on observable inputs, including quoted market prices (Level 2).  The fair values of the November 2019, Senior and Junior Seller Notes were approximately $2.8 million, $9.2 million and $4.4 million, respectively, as of December 31, 2019. The remaining borrowings outstanding have a carrying value that approximates fair value due to their short term nature.

The Company’s subordinated convertible notes were all issued with customary affirmative and negative covenants relating to the incurrence of debt, prohibitions on liens and restricted payments and events of default such as failure to pay, default on senior debt, and voluntary or involuntary bankruptcy or insolvency proceedings. It is also an event of default if the Company’s common stock is suspended from trading or the failure of the common stock to be listed on the OTC markets, the pink sheets, NASDAQ, NYSE or other national securities exchange in the United States or Canada for a period of five (5) consecutive days or for more than ten (10) days in any 365-day period.

As of December 31, 2019, the Company was in compliance with all covenant requirements and there were no events of default. All notes payable are subordinated to the short term loan and line of credit.

Interest expense of approximately $0.7 million and $0.9 million was recorded in the consolidated statements of operations and comprehensive loss related to the line of credit, November 2019 and Seller Notes, and other indebtedness for the years ended December 31, 2019 and 2018, respectively.